Condensed Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fixed maturity securities:
Bonds available for sale, at fair value, net of allowance for credit losses of $148 in 2022 and $78 in 2021 (amortized cost: 2022 - $181,274; 2021 - $182,593)	$ 159,061	$ 156,793	$ 198,568
Other bond securities	4,103	3,769	2,082
Equity securities, at fair value	191	170	242
Mortgage and other loans receivable	45,869	44,566	39,388
Other investments	10,496	10,418	10,567
Short-term Investments	4,006	4,400	5,471
Total investments	223,726	220,116	256,318
Cash	465	552	537
Accrued investment income	1,923	1,813	1,760
Premiums and other receivables, net of allowance for credit losses and disputes of $1 in 2022 and $1 in 2021	745	916	884
Reinsurance assets, net of allowance for credit losses and disputes	2,643	2,517	3,101
Deferred income taxes	8,435	8,831	4,796
Deferred policy acquisition costs and value of business acquired	10,641	10,563	10,598
Other assets		2,521	3,614
Separate account assets, at fair value	87,357	84,853	109,111
Total assets	366,691	360,322	425,431
Liabilities:
Future policy benefits for life and accident and health insurance contracts	53,406	50,518	64,270
Policyholder contract deposits (portion measured at fair value: 2022 - $7,216; 2021 - $9,824)	158,025	156,058	151,545
Other policyholder funds	2,897	2,885	2,879
Short-term debt	1,500	1,500	8,317
Long-term debt		7,868	427
Separate account liabilities	87,357	84,853	109,111
Total liabilities	354,226	350,003	396,359
Redeemable noncontrolling interest		0	83
Corebridge Shareholders' equity:
Common stock, value	6	6
Additional paid-in capital	8,024	8,030	8,054
Retained earnings	17,592	18,207	10,937
Accumulated other comprehensive income (loss)	(14,067)	(16,863)	8,233
Total Corebridge Shareholders' equity	11,555	9,380	27,230
Non-redeemable noncontrolling interests	910	939	1,759
Total equity	12,465	10,319	28,989
Total liabilities, redeemable noncontrolling interest and equity	366,691	360,322	425,431
Common Stock Class A
Corebridge Shareholders' equity:
Common stock, value			5
Common Stock Class B
Corebridge Shareholders' equity:
Common stock, value			1
Fortitude RE
Fixed maturity securities:
Reinsurance assets, net of allowance for credit losses and disputes	27,238	26,844	34,102
Liabilities:
Fortitude Re funds withheld payable (portion measured at fair value: 2022 - $1,262; 2021 - $7,974)	26,633	26,551	35,144
Excluding Fortitude
Liabilities:
Other liabilities (portion measured at fair value: 2022 - $97; 2021 - $191)	8,705	9,076	10,231
Consolidated Entities, Excluding Consolidated Investments
Liabilities:
Long-term debt	7,871	7,868	427
Debt of consolidated investment entities
Liabilities:
Long-term debt	$ 2,688	$ 5,958	$ 6,936